Stock-Based Compensation Expense - Schedule of Weighted Average Remaining Life (Details)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Vested options [Member]
Schedule of Weighted Average Remaining Life [Line Items]
Weighted average remaining life (in years)		6 years 8 months 1 day
Unvested options [Member]
Schedule of Weighted Average Remaining Life [Line Items]
Weighted average remaining life (in years)		8 years 5 months 26 days